Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Analysis of income and expense [abstract]
Business transformation program (1)	€ 2.3	€ 14.2	€ 8.4	€ 35.4
Exceptional Items, Tax Expense (Income), Continuing Operations	€ (1.1)	€ (4.1)	(6.7)	(11.5)
Payments relating to exceptional items			31.2	48.4
Depreciation and amortization			76.7	€ 79.9
Net cash outflows relating to exceptional items			€ (28.8)